Notes to consolidated statement of profit and loss and other comprehensive income - Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to consolidated statement of profit and loss and other comprehensive income
Personnel expenses	€ 18,292	€ 6,745	€ 3,256
Consulting fees	5,472	3,289	2,563
Supervisory board	1,088	621	446
Office costs	2,619	1,793	746
Total	€ 27,471	€ 12,448	€ 7,011